Share Capital and Share-Based Payments (Details 3) - Restricted Share Units [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Statement [Line Items]
Stock Options Outstanding, Beginning	3,336,715	3,540,868
Granted	209,805	1,547,715
Exercised	(1,690,911)	(1,308,296)
Cancelled / Forfeited	(30,443)	(443,572)
Stock Options Outstanding, Ending	1,825,166	3,336,715
Outstanding And Exercisable Weighted Average Exercise Price, Beginning	$ 1.72	$ 1.08
Weighted Average Exercise Price, Granted	9.41	2.50
Weighted Average Exercise Price, Exercised	1.50	1.10
Weighted Average Exercise Price, Cancelled / Forfeited	1.21	1.11
Outstanding And Exercisable Weighted Average Exercise Price, Ending	$ 2.82	$ 1.72